Divestitures - Additional Information (Detail) £ in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2021 CAD ($)	Jul. 31, 2021 CAD ($)	Apr. 12, 2021 GBP (£)	Apr. 12, 2021 CAD ($)
Statement [Line Items]
Consideration in cash			£ 615	$ 1,066
Goodwill written down value	$ 747	$ 8